COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Office Facility and Other Operating Leases

As of September 28, 2021, the Company’s new corporate address was 1800 Century Park East, Suite 600, Los Angeles, CA 90067 (“California Lease”). The Company has signed the California Lease on a month-to-month basis, entitling it to use the office and conference space as needed. The new lease is $229 per month and is included in general and administrative expenses. For the three months ending September 30, 2025, and 2024, the office’s rent payment was $1,374, respectively, and was included in the General and Administrative expenses.

Employment Agreement

The Company has entered into a formal employment agreement with its Chief Executive Officer, David Boulette. The CEO’s annual salary is $552,000. The Company accrues compensation payable to the CEO in Accounts Payable and accrued expenses. On May 31, 2025, the Company entered into an Employment Agreement with David Boulette, appointing him as Chief Executive Officer (CEO) of Eva Live Inc. Key terms of the agreement include: Mr. Boulette is entitled to receive an annual base salary of $552,000 (or $46,000 monthly), payable in accordance with the Company’s regular payroll schedule. Mr. Boulette is eligible for an annual performance bonus equivalent to 5% of the Company’s net profits before taxes, as determined by the Board of Directors based on the audited financial statements of the preceding fiscal year. Pursuant to the Executive Stock Options Plan dated May 31, 2025, Mr. Boulette was granted 20,000,000 stock options to acquire shares of the Company’s common stock at an exercise price of $0.10 per share. No options vest prior to January 1, 2026 (Cliff Vesting Date). 20% of the options (4,000,000 shares) will vest on January 1, 2026, with an additional 20% vesting on each of the following four anniversaries of the grant date (May 31, 2026 – May 31, 2029), subject to continued employment. Any unvested options are forfeited upon termination before the Cliff Vesting Date. In the event of Change in Control, all unvested options become fully vested and exercisable. Mr. Boulette is entitled to participate in the Company’s employee benefit programs, including health insurance, retirement plans, and other executive benefits. The Company will reimburse all reasonable and documented business expenses incurred in the performance of its duties. The agreement includes indemnification provisions and standard confidentiality and non-disclosure clauses. The fair value of the 20,000,000 stock options granted will be recognized as stock-based compensation expense over the vesting period, commencing from the grant date, using the straight-line method. No expense has been recognized for the quarter ended September 30, 2024, due to the cliff vesting condition.

On May 27, 2025, the Company entered into an Independent Director Agreement with Mr. Rizvan Jamal, appointing him as an independent member of the Board of Directors. Under the terms of the agreement, Mr. Jamal is entitled to receive annual cash compensation of $50,000, payable in equal quarterly instalments of $12,500, for his services as an independent director. The Company will reimburse Mr. Jamal for reasonable and documented out-of-pocket expenses incurred in connection with Board-related duties, including travel expenses. Mr. Jamal serves as an independent contractor, and the agreement does not establish an employer-employee relationship with the Company.

On June 2, 2025, the Company entered into an Independent Director Agreement with Mr. Ali Shadman, appointing him as an independent member of the Board of Directors. Under the terms of the agreement, Mr. Shadman is entitled to receive annual cash compensation of $50,000, payable in equal quarterly instalments of $12,500, for his services as an independent director. The Company will reimburse Mr. Shadman for reasonable and documented out-of-pocket expenses incurred in connection with Board-related duties, including travel expenses. Mr. Shadman serves as an independent contractor, and no employer-employee relationship exists between the Company and Mr. Shadman.

The agreements include confidentiality obligations and provide for the Company’s indemnification to the fullest extent permitted under applicable law and the Company’s governing documents. The Company intends to recognize $12,500 in director compensation expense for Mr. Ali and Mr. Jamal, effective July 1, 2025.

On September 22, 2025, the Board of Directors appointed Mr. Imran Firoz as Interim Chief Financial Officer of the Company. Mr. Firoz has been a long-standing financial and accounting advisor to the Company and played a key role in supporting its financial reporting and capital markets activities in connection with its uplisting process.

Pursuant to the terms of his appointment, Mr. Firoz will receive:

●	A monthly base salary of $10,500, payable in accordance with the Company’s standard payroll practices.
●	The appointment is for an initial term of three (3) months, subject to automatic monthly renewal thereafter unless terminated by either party.
●	Performance-based equity compensation and bonus awards, if any, will be determined by the Board of Directors on or before December 31, 2025.
●	The Interim CFO is not covered under any formal Executive Stock Option Plan as of the date of this filing.

As of September 30, 2025, a total of $10,500 in accrued compensation has been recorded under “Accounts Payable and Accrued Expenses” on the Company’s consolidated balance sheet.

There were no other material related party transactions during the three or nine months ended September 30, 2025, except as disclosed elsewhere in these unaudited consolidated financial statements.

Pending Litigation

Management is unaware of any actions, suits, investigations, or proceedings (public or private) pending or threatened against or affecting the assets or affiliates of the Company.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Office Facility and Other Operating Leases

As of September 28, 2021, the Company’s new corporate address was 1800 Century Park East, Suite 600, Los Angeles, CA 90067 (“California Lease”). The Company has signed the California Lease on a month-to-month basis, entitled the Company to use the office and conference space on a need-only basis. The new lease is $229 per month, which is included in the general and administrative expenses. For the fiscal year that ended December 31, 2024, and 2023, the office’s rent payment was $2,748, and $2,748 was included in the general and administrative expenses.

Employment Agreement

The Company has entered into a formalized employment agreement with its Chief Executive Officer (“CEO”) – David Boulette. The CEO’s annual salary is $360,000 per annum. The Company accrues compensation payable to the CEO in Accounts Payable and accrued expenses.

Pending Litigation

Management is unaware of any actions, suits, investigations, or proceedings (public or private) pending or threatened against or affecting the assets or affiliates of the Company.